Annual Total Returns- High Yield Fund (R2 R3 R4 R5 R6 Shares) [BarChart] - R2 R3 R4 R5 R6 Shares - High Yield Fund - Class R6	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.58%	14.92%	7.16%	2.76%	(4.59%)	14.00%	6.82%	(2.71%)	13.64%	3.00%